Financial risk management - Interest rate risk (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Financial instruments by type of interest rate
Maturity term	3 months
Increase - Impact on fair value	€ 112	€ 34
Increase - Impact on profit	1	3
Increase - Impact on OCI	2	4
Decrease - Impact on fair value	(58)	(17)
Decrease - Impact on profit	(1)	(1)
Decrease - Impact on OCI	€ (1)	€ (2)
Interest rate, measurement input
Financial instruments by type of interest rate
Interest rates - increase in basis points	1.00	1.00
Interest rates - decrease in basis points	0.50	0.50
Fixed rate
Financial instruments by type of interest rate
Current financial investments	€ 4	€ 145
Cash and cash equivalents	80	497
Interest-bearing liabilities	(3,872)	(3,612)
Financial assets and liabilities before derivatives	(3,788)	(2,970)
Interest rate derivatives	1,197	2,332
Net assets	(2,591)	(638)
Floating rate
Financial instruments by type of interest rate
Current financial investments	93	466
Cash and cash equivalents	5,830	5,765
Interest-bearing liabilities	(405)	(208)
Financial assets and liabilities before derivatives	5,518	6,023
Interest rate derivatives	(1,197)	(2,332)
Net assets	€ 4,321	€ 3,691